Short-Term Borrowings (Table)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Short-term Debt

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	630,000	665,000	96,416
Reversed factoring arrangements	2,491,046	3,572,978	518,033
Total.	3,121,046	4,237,978	614,449